Interim Condensed Consolidated Statements of Changes in Shareholder's Equity (Unaudited) - USD ($)	Issued capital [member] Class A [member]	Issued capital [member] Class B [member]	Issued capital [member]	Share premium [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2024			$ 7,881,444	$ 7,847,746	$ (3,237,380)	$ 507,453	$ 12,999,263
IfrsStatementLineItems [Line Items]
Share-based payments				65,856			65,856
Profit (loss) for the period					5,237		5,237
Financial statements translation differences of foreign operation						(78,120)	(78,120)
Balance at Jun. 30, 2025			7,881,444	7,913,602	(3,232,143)	429,333	12,992,236
Balance at Dec. 31, 2025	5,551,602	3,048,592		9,319,370	(24,346,913)	(350,286)	(6,777,635)
IfrsStatementLineItems [Line Items]
Profit (loss) for the period					(1,567,791)		(1,567,791)
Financial statements translation differences of foreign operation						39,300	39,300
Share-based Compensation Plan	1,290,065			(155,278)			1,134,787
Conversion of shareholder’s loan to shares	1,025,000			7,175,000			8,200,000
Cancellation of shareholder’s loan				1,743,411			1,743,411
Balance at Jun. 30, 2026	$ 7,866,667	$ 3,048,592		$ 18,082,503	$ (25,914,704)	$ (310,986)	$ 2,772,072